Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB RELATIVE VALUE FUND, INC.
Entity Central Index Key	0000029292
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000027914
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Advisor Class
Trading Symbol	CBBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
AssetsNet	$ 1,861,287,118
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,633,043
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,861,287,118
# of Portfolio Holdings	76
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$4,633,043

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	17.0%
Industrials	16.5%
Health Care	13.9%
Information Technology	12.8%
Consumer Staples	8.4%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.3%
Materials	2.0%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	3.1%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$72,863,834	3.9%
JPMorgan Chase & Co.	$64,367,825	3.5%
RTX Corp.	$60,952,617	3.3%
Alphabet, Inc. - Class C	$60,503,115	3.2%
Johnson & Johnson	$59,638,260	3.2%
Philip Morris International, Inc.	$52,312,003	2.8%
Cisco Systems, Inc.	$50,465,910	2.7%
Texas Instruments, Inc.	$46,648,037	2.5%
UnitedHealth Group, Inc.	$44,109,349	2.4%
Chevron Corp.	$42,371,812	2.3%
Total	$554,232,762	29.8%

Material Fund Change [Text Block]
C000027911
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class A
Trading Symbol	CABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABDX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[2]
AssetsNet	$ 1,861,287,118
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,633,043
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,861,287,118
# of Portfolio Holdings	76
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$4,633,043

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	17.0%
Industrials	16.5%
Health Care	13.9%
Information Technology	12.8%
Consumer Staples	8.4%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.3%
Materials	2.0%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	3.1%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$72,863,834	3.9%
JPMorgan Chase & Co.	$64,367,825	3.5%
RTX Corp.	$60,952,617	3.3%
Alphabet, Inc. - Class C	$60,503,115	3.2%
Johnson & Johnson	$59,638,260	3.2%
Philip Morris International, Inc.	$52,312,003	2.8%
Cisco Systems, Inc.	$50,465,910	2.7%
Texas Instruments, Inc.	$46,648,037	2.5%
UnitedHealth Group, Inc.	$44,109,349	2.4%
Chevron Corp.	$42,371,812	2.3%
Total	$554,232,762	29.8%

Material Fund Change [Text Block]
C000027913
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class C
Trading Symbol	CBBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%	[3]
AssetsNet	$ 1,861,287,118
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,633,043
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,861,287,118
# of Portfolio Holdings	76
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$4,633,043

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	17.0%
Industrials	16.5%
Health Care	13.9%
Information Technology	12.8%
Consumer Staples	8.4%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.3%
Materials	2.0%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	3.1%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$72,863,834	3.9%
JPMorgan Chase & Co.	$64,367,825	3.5%
RTX Corp.	$60,952,617	3.3%
Alphabet, Inc. - Class C	$60,503,115	3.2%
Johnson & Johnson	$59,638,260	3.2%
Philip Morris International, Inc.	$52,312,003	2.8%
Cisco Systems, Inc.	$50,465,910	2.7%
Texas Instruments, Inc.	$46,648,037	2.5%
UnitedHealth Group, Inc.	$44,109,349	2.4%
Chevron Corp.	$42,371,812	2.3%
Total	$554,232,762	29.8%

Material Fund Change [Text Block]
C000027917
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class I
Trading Symbol	CBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 1,861,287,118
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,633,043
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,861,287,118
# of Portfolio Holdings	76
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$4,633,043

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	17.0%
Industrials	16.5%
Health Care	13.9%
Information Technology	12.8%
Consumer Staples	8.4%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.3%
Materials	2.0%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	3.1%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$72,863,834	3.9%
JPMorgan Chase & Co.	$64,367,825	3.5%
RTX Corp.	$60,952,617	3.3%
Alphabet, Inc. - Class C	$60,503,115	3.2%
Johnson & Johnson	$59,638,260	3.2%
Philip Morris International, Inc.	$52,312,003	2.8%
Cisco Systems, Inc.	$50,465,910	2.7%
Texas Instruments, Inc.	$46,648,037	2.5%
UnitedHealth Group, Inc.	$44,109,349	2.4%
Chevron Corp.	$42,371,812	2.3%
Total	$554,232,762	29.8%

Material Fund Change [Text Block]
C000132087
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class Z
Trading Symbol	CBBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[5]
AssetsNet	$ 1,861,287,118
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,633,043
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,861,287,118
# of Portfolio Holdings	76
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$4,633,043

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	17.0%
Industrials	16.5%
Health Care	13.9%
Information Technology	12.8%
Consumer Staples	8.4%
Energy	8.1%
Communication Services	7.8%
Consumer Discretionary	7.3%
Materials	2.0%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	3.1%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$72,863,834	3.9%
JPMorgan Chase & Co.	$64,367,825	3.5%
RTX Corp.	$60,952,617	3.3%
Alphabet, Inc. - Class C	$60,503,115	3.2%
Johnson & Johnson	$59,638,260	3.2%
Philip Morris International, Inc.	$52,312,003	2.8%
Cisco Systems, Inc.	$50,465,910	2.7%
Texas Instruments, Inc.	$46,648,037	2.5%
UnitedHealth Group, Inc.	$44,109,349	2.4%
Chevron Corp.	$42,371,812	2.3%
Total	$554,232,762	29.8%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized